Shareholder Report, Holdings (Details)	Nov. 30, 2024
SP Funds Dow Jones Global Sukuk ETF | KSA Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
SP Funds Dow Jones Global Sukuk ETF | Perusahaan Penerbit SBSN Indonesia III [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
SP Funds Dow Jones Global Sukuk ETF | Isdb Trust Services NO 2 SARL [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SP Funds Dow Jones Global Sukuk ETF | Suci Second Investment Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SP Funds Dow Jones Global Sukuk ETF | Sharjah Sukuk Program Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SP Funds Dow Jones Global Sukuk ETF | DIB Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SP Funds Dow Jones Global Sukuk ETF | SA Global Sukuk Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SP Funds Dow Jones Global Sukuk ETF | Saudi Electricity Sukuk Programme Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SP Funds Dow Jones Global Sukuk ETF | D.P. World Crescent Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SP Funds Dow Jones Global Sukuk ETF | Fab Sukuk Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SP Funds Dow Jones Global Sukuk ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
SP Funds Dow Jones Global Sukuk ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
SP Funds Dow Jones Global Sukuk ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SP Funds Dow Jones Global Sukuk ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SP Funds Dow Jones Global Sukuk ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SP Funds Dow Jones Global Sukuk ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SP Funds Dow Jones Global Sukuk ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SP Funds Dow Jones Global Sukuk ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SP Funds S&P Global REIT Sharia ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
SP Funds S&P Global REIT Sharia ETF | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
SP Funds S&P Global REIT Sharia ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
SP Funds S&P Global REIT Sharia ETF | AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
SP Funds S&P Global REIT Sharia ETF | Weyerhaeuser Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Mid-America Apartment Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds S&P Global REIT Sharia ETF | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds S&P Global REIT Sharia ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
SP Funds S&P Global REIT Sharia ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%